UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20459

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.	Name and address of issuer:

          Variable Life Account A (formerly, Life Investors Variable Life Account A)
          4333 Edgewood Rd NE
          Cedar Rapids, IA 52499

2.     Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do list series or classes):     |X|

3.     Investment Company Act File Number:     811-09747

     Securities Act File Number:          333-153785

4 (a).     Last day of fiscal year for which this Form is filed:     12/31/08

4 (b).     [ ]      Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer’s fiscal year). (See Instruction A.2)

Note:     If the Form is being filed late, interest must be paid on the registration fee due.

4 (c).     [ ]      Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

     (i)          Aggregate sale price of securities sold

                  during the fiscal year pursuant to section

                   24 (f):                                                                                                            $ 3,076,318.00

     (ii)      Aggregate price of securities redeemed or

               repurchased during the fiscal year:                                     $ 3,048,536.00

     (iii)     Aggregate price of securities redeemed or

               repurchased during any prior fiscal year

                   ending no earlier than October 11, 1995 that

               were not previously used to reduce

                    registration fees payable to the Commission:                               $0

     (iv)     Total available redemption credits [add

               Items 5(ii) and 5(iii)]:                                                          $ 3,048,536.00

     (v)     Net sales – if Item 5(i) is greater than

               Item 5(iv) [subtract Item 5(iv) from

               Item 5(i)]:                                                                              $ 27,782.00

     (vi)       Redemption credits available for use in                                                $(0)

                  future years – if Item 5(i) is less than

                  Item 5(iv) [subtract Item 5(iv) from Item

                  5(i)]:

     (vii)     Multiplier for determining registration fee

                (See Instruction C.9):                                                     x      .00003930

     (viii)     Registration fee due [multiply Item 5(v) by

               Item 5(vii)] (enter “0” if no fee is due):                                                    = $ 1.09

6.     Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the

   Securities Act of 1933 pursuant to Rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_______.

7.     Interest due – if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):

                                                                                                                                                     +     $  0

8.     Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                                                                      =     $ 1.09

9.     Date the registration fee and any interest payment was sent to the Commission’s lockbox depository:

     March 4, 2009

     Method of Delivery:

                                             Wire Transfer   X

                                             Mail or other means

                                                                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (signature and Title) *     /s/ Arthur D. Woods

                                                        Arthur D. Woods, Esq.

                                                        Vice President
Date      March 5, 2009

          * Please print the name and title of the signing officer below the signature.